Prepayments, Deposits and Other Current Assets (Details) - Schedule of Prepayments, Deposits and Other Current Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Prepayments, Deposits and Other Current Assets [Member]
Deposits to software developer	$ 7,858	$ 5,648
Prepayments to suppliers	51	11
Prepayments to potential companies	3,000	3,000
Prepaid service fee	1,000	1,000
Other current assets	72	66
Total	$ 11,981	$ 9,725